CHANGE OF ADDRESS STICKER


INVESTMENT COMPANY ACT FILE NUMBER(S):                 811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:      PRINCIPLED EQUITY
                                                       MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                20 WILLIAM STREET
                                                       WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                 CHRISTOPHER Y. WILLIAMS
                                                       5072 ANNUNCIATION CIRCLE
                                                       SUITE 317
                                                       AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                         (239) 304-1679

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                            SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 2008


AS OF AUGUST 25, 2008, THE ADDRESS OF THE ADMINISTRATOR IS CHANGED TO:

CARDINAL INVESTMENT SERVICES, INC.
5072 ANNUNCIATION CIRCLE, SUITE 317
AVE MARIA, FL 34142
(239)304-1679


               PLEASE RETAIN THIS SUPPLEMENT WITH YOU PROSPECTUS
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